Loss per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted net loss per share of common stock calculation:
Net loss	$ (4,423)	$ 5,151	$ (17,401)	$ (2,874)	$ (2,940)	$ (3,261)	$ (16,673)	$ (9,075)	$ (12,978)	$ (13,316)
Change in fair value of warrants									(5,047)
Change in fair value of derivative instruments								(5,047)
Net loss attributable to common stockholders - basic	$ (4,423)			$ (2,874)			$ (16,673)	$ (14,122)
Net loss attributable to common stockholders - diluted									$ (18,025)	$ (13,316)
Weighted average common shares outstanding - basic	107,428,969			7,855,763			57,845,406	6,232,123	6,640,251	3,140,925
Net loss per share of common stock - basic	$ (0.04)			$ (0.37)			$ (0.29)	$ (1.46)	$ (1.95)	$ (4.24)
Weighted average common shares outstanding - diluted	107,428,969			7,855,763			57,845,406	8,452,338	7,700,774	3,140,925
Net loss per share of common stock - diluted	$ (0.04)			$ (0.37)			$ (0.29)	$ (1.67)	$ (2.34)	$ (4.24)